Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of accounts receivable

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	533,945	616,453	84,454
Allowance for credit losses	(132,881)	(142,834)	(19,568)
Accounts receivable, net	401,064	473,619	64,886

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB	USD
Balance as of January 1	102,161	132,881	18,205
Addition	29,401	8,915	1,221
Amounts written off	—	—	—
Foreign Exchange effect	1,319	1,038	142
Balance as of December 31	132,881	142,834	19,568